Corporate Information	12 Months Ended
Dec. 31, 2019
Corporate Information
Corporate Information

1.Corporate Information

Grupo Televisa, S.A.B. (the “Company”) is a limited liability public stock corporation (“Sociedad Anónima Bursátil” or “S.A.B.”), incorporated under the laws of Mexico. Pursuant to the terms of the Company’s bylaws (“Estatutos Sociales”), its corporate existence continues through 2106. The shares of the Company are listed and traded in the form of  “Certificados de Participación Ordinarios”, or “CPOs”, on the Mexican Stock Exchange (“Bolsa Mexicana de Valores” or “BMV”) under the ticker symbol TLEVISA CPO, and in the form of Global Depositary Shares, or “GDSs”, on the New York Stock Exchange, or “NYSE”, under the ticker symbol TV. The Company’s principal executive offices are located at Av. Vasco de Quiroga No. 2000, Colonia Santa Fe, 01210, Mexico City, Mexico.

Grupo Televisa, S.A.B., together with its subsidiaries (collectively, the “Group”), is a leading media company in the Spanish-speaking world, an important cable operator in Mexico, and an operator of a leading direct-to-home satellite pay television system in Mexico. The Group distributes the content it produces through several broadcast channels in Mexico and in over 70 countries through 25 pay-tv brands and television networks, cable operators and over-the-top or “OTT” services. In the United States, the Group´s audiovisual content is distributed through Univision Communications Inc. (“Univision”) the leading media company serving the Hispanic market. Univision broadcasts the Group’s audiovisual content through multiple platforms, in exchange for a royalty payment. In addition, the Group has equity and warrants that upon their exercise would represent approximately 36% on a fully-diluted, as-converted basis of the equity capital in Univision Holdings, Inc. or “UHI”, the controlling company of Univision. The Group’s cable business offers integrated services, including video, high-speed data and voice services to residential and commercial customers as well as managed services to domestic and international carriers. The Group owns a majority interest in Sky, a leading direct-to-home satellite pay television system and broadband provider in Mexico, operating also in the Dominican Republic and Central America. The Group also has interests in magazine publishing and distribution, professional sports and live entertainment, feature- film production and distribution, and gaming.